                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors, LLC,
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  December 31, 2005

DATE OF REPORTING PERIOD: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)



                           GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


           PRINCIPAL
             AMOUNT                                            VALUE
----------------------------------------------------------------------
CONVERTIBLE BONDS (50.1%)
                         CONSUMER DISCRETIONARY (8.3%)
            $135,000     Caesars Entertainment, Inc./\++
                         3.599%, 04/15/24                   $  163,208
             340,000     Carnival Corp.
                         0.000%, 10/24/21                      283,900
             300,000     Deutsche Bank, LUX (USA
                         Interactive)*++
                         3.893%, 05/01/12                      358,125
             230,000     Goodyear Tire & Rubber
                         Company*
                         4.500%, 06/15/34                      332,925
              85,000     Lamar Advertising Company/\
                         2.875%, 12/31/10                       91,269
                         Liberty Media Corp. (Time Warner)
             540,000     0.750%, 03/30/23                      602,100
             200,000     0.750%, 03/30/23*                     223,000
              85,000     Lions Gate Entertainment Corp.*
                         3.625%, 03/15/25                       81,919
             335,000     Omnicom Group, Inc./\
                         0.000%, 02/07/31                      332,069
              70,000     Playboy Enterprises, Inc.*
                         3.000%, 03/15/25                       72,712
             150,000     Starwood Hotels & Resorts
                         Worldwide, Inc.
                         3.500%, 05/16/23                      177,187
             260,000     Walt Disney Company/\
                         2.125%, 04/15/23                      265,525
                                                            ----------
                                                             2,983,939
                                                            ----------
                         CONSUMER STAPLES (0.8%)
             200,000     Church & Dwight Company, Inc.*
                         5.250%, 08/15/33                      267,000
                                                            ----------
                         ENERGY (7.6%)
             165,000     Cal Dive International, Inc.*
                         3.250%, 12/15/25                      208,519
                         Grey Wolf, Inc.
             140,000     3.750%, 05/07/23                      194,775
              50,000     4.004%, 04/01/24++                     73,695
             530,000     Halliburton Company, Inc./\
                         3.125%, 07/15/23                      998,387
             245,000     Massey Energy Company*
                         2.250%, 04/01/24                      401,494
             340,000     Nabors Industries, Inc./\
                         0.000%, 06/15/23                      388,025
             225,000     Schlumberger, NV
                         (Schlumberger, Ltd.)
                         2.125%, 06/01/23                      266,344
             125,000     Veritas DGC, Inc.*++
                         3.120%, 03/15/24                      204,900
                                                            ----------
                                                             2,736,139
                                                            ----------
                         FINANCIALS (6.8%)
             330,000     Bank of America Corp.
                         (NASDAQ 100)
                         0.250%, 01/26/10                      335,775
             150,000     BlackRock, Inc.*
                         2.625%, 02/15/35                      154,125


           PRINCIPAL
             AMOUNT                                            VALUE
----------------------------------------------------------------------
                         HCC Insurance Holdings, Inc.
            $ 75,000     1.300%, 04/01/23/\                 $   95,812
              70,000     2.000%, 09/01/21                       94,938
             420,000     Host Marriott Corp.*
                         3.250%, 04/15/24                      462,525
             150,000     Markel Corp.
                         0.000%, 06/05/31                       59,063
             330,000     Merrill Lynch & Company, Inc.
                         0.000%, 03/13/32                      337,012
             160,000     Morgan Stanley (Anadarko,
                         Diamond)
                         0.250%, 12/30/11                      226,200
             119,000     Providian Financial Corp.
                         4.000%, 05/15/08                      161,691
             100,000     Select Insurance Group
                         1.615%, 09/24/32                       64,375
              85,000     Silicon Valley Bancshares*
                         0.000%, 06/15/08                      123,250
              14,000     Travelers Property Casualty
                         Corp.
                         4.500%, 04/15/32                      336,840
                                                            ----------
                                                             2,451,606
                                                            ----------
                         HEALTH CARE (10.2%)
             430,000     Amgen, Inc.
                         0.000%, 03/01/32                      342,387
             175,000     Cephalon, Inc./\
                         0.000%, 06/15/33                      163,406
              80,000     Conmed Corp.
                         2.500%, 11/15/24                       75,700
             190,000     Cytyc Corp.*/\
                         2.250%, 03/15/24                      203,538
             275,000     Emdeon Corp./\
                         1.750%, 06/15/23                      257,125
             165,000     Genesis Healthcare Corp.*/\
                         2.500%, 03/15/25                      162,113
             150,000     Greatbatch, Inc.
                         2.250%, 06/15/13                      141,563
             310,000     Health Management Associates,
                         Inc./\
                         1.500%, 08/01/23                      321,625
             150,000     Henry Schein, Inc.
                         3.000%, 08/15/34                      168,375
             360,000     Invitrogen Corp./\
                         1.500%, 02/15/24                      328,950
             330,000     Medtronic, Inc./\
                         1.250%, 09/15/21                      331,237
                         SFBC International, Inc.
             137,000     2.250%, 08/15/24*                     168,853
              65,000     2.250%, 08/15/24/\                     80,113
                         Teva Pharmaceutical Industries,
                         Ltd.
             230,000     0.250%, 02/01/24/\                    238,337
             150,000     0.500%, 02/01/24                      150,375
             320,000     Thoratec Corp.
                         1.380%, 05/16/34                      201,600
             180,000     Valeant Pharmaceuticals
                         International/\
                         4.000%, 11/15/13                      164,025


                See accompanying Notes to Schedule of Investments

                           GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


           PRINCIPAL
             AMOUNT                                            VALUE
----------------------------------------------------------------------
            $160,000     Wyeth++
                         3.320%, 01/15/24                  $   165,878
                                                           -----------
                                                             3,665,200
                                                           -----------
                         INDUSTRIALS (4.0%)
             150,000     Armor Holdings, Inc.
                         2.000%, 11/01/24                      150,563
             200,000     CSX Corp./\
                         0.000%, 10/30/21                      183,250
             180,000     FTI Consulting, Inc.*
                         3.750%, 07/15/12                      191,250
             325,000     L-3 Communications Holdings*
                         3.000%, 08/01/35                      333,937
             335,000     Lockheed Martin Corp./\++
                         3.540%, 08/15/33                      351,294
             330,000     Roper Industries, Inc./\
                         1.481%, 01/15/34                      181,912
              30,000     United Industrial Corp.*
                         3.750%, 09/15/24                       34,313
                                                           -----------
                                                             1,426,519
                                                           -----------
                         INFORMATION TECHNOLOGY (8.6%)
             185,000     ADC Telecommunications, Inc.
                         1.000%, 06/15/08                      188,700
             225,000     Advanced Micro Devices, Inc.++
                         4.750%, 02/01/22                      256,219
             200,000     BearingPoint, Inc.*/\
                         2.500%, 12/15/24                      183,250
             165,000     CommScope, Inc./\
                         1.000%, 03/15/24                      161,081
             110,000     CSG Systems International,
                         Inc.*
                         2.500%, 06/15/24                      111,788
                         Digital River, Inc.
             150,000     1.250%, 01/01/24*                     156,375
              50,000     1.250%, 01/01/24/\                     52,125
             140,000     DST Systems, Inc.
                         4.125%, 08/15/23                      176,575
             175,000     Electronics For Imaging, Inc./\
                         1.500%, 06/01/23                      180,687
                         Euronet Worldwide, Inc.*
             200,000     1.625%, 12/15/24                      211,250
              75,000     3.500%, 10/15/25                       76,313
             190,000     Juniper Networks, Inc.*
                         0.000%, 06/15/08                      240,587
              80,000     LSI Logic Corp./\
                         4.000%, 05/15/10                       84,800
              50,000     M-Systems Flash Disk Pioneers,
                         Ltd.*
                         1.000%, 03/15/35                       58,000
             200,000     Novell, Inc./\
                         0.500%, 07/15/24                      179,750
             165,000     Openwave Systems, Inc.
                         2.750%, 09/09/08                      189,544
                         Powerwave Technologies, Inc.
             140,000     1.875%, 11/15/24/\                    184,800
               7,000     1.250%, 07/15/08                        9,266
             365,000     Sybase, Inc.*
                         1.750%, 02/22/25                      395,569
                                                           -----------
                                                             3,096,679
                                                           -----------


           PRINCIPAL
             AMOUNT                                            VALUE
----------------------------------------------------------------------
                         MATERIALS (1.8%)
            $300,000     Anglo American, PLC
                         3.375%, 04/17/07                  $   397,767
              50,000     Century Aluminum Company*
                         1.750%, 08/01/24                       48,063
             115,000     Freeport-McMoRan Copper &
                         Gold, Inc.
                         7.000%, 02/11/11                      191,475
                                                           -----------
                                                               637,305
                                                           -----------
                         TELECOMMUNICATION SERVICES (2.0%)
             135,000     Nextel Partners, Inc.
                         1.500%, 11/15/08                      265,950
             425,000     NII Holdings, Inc.*/\
                         2.750%, 08/15/25                      456,875
                                                           -----------
                                                               722,825
                                                           -----------
                         TOTAL CONVERTIBLE
                         BONDS
                         (Cost $16,638,827)                 17,987,212
                                                           -----------

           NUMBER OF
            SHARES                                           VALUE
----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (11.7%)
                         CONSUMER DISCRETIONARY (1.7%)
              17,000     Ford Motor Company Capital
                         Trust II
                         6.500%                                619,650
                                                           -----------
                         ENERGY (4.6%)
               2,000     Amerada Hess Corp.
                         7.000%                                234,200
                 500     Chesapeake Energy Corp.*
                         5.000%                                 82,250
              12,000     Valero Energy Corp.
                         2.000%                              1,347,000
                                                           -----------
                                                             1,663,450
                                                           -----------
                         FINANCIALS (4.3%)
             160,000     Fortis, NV (Assurant)*
                         7.750%                                179,600
               5,350     Genworth Financial, Inc.
                         6.000%                                192,065
                         Hartford Financial Services Group, Inc.
               2,400     6.000%                                166,512
               2,100     7.000%                                147,315
               5,000     IndyMac Bancorp, Inc.
                         6.000%                                322,500
               6,200     Metlife, Inc.
                         6.375%                                174,034
               3,400     Morgan Stanley (Nuveen
                         Investments)
                         5.875%                                128,078
               4,400     Washington Mutual, Inc.
                         5.375%                                229,900
                                                           -----------
                                                             1,540,004
                                                           -----------
                         HEALTH CARE (0.5%)
               2,800     Baxter International, Inc.
                         7.000%                                159,600
                                                           -----------


                See accompanying Notes to Schedule of Investments

                           GROWTH AND INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

           NUMBER OF
            SHARES                                           VALUE
----------------------------------------------------------------------

                         INFORMATION TECHNOLOGY (0.6%)
                200      Lucent Technologies, Inc.
                         7.750%                            $   202,250
                                                           -----------
                         TOTAL CONVERTIBLE
                         PREFERRED STOCKS
                         (Cost $3,034,144)                   4,184,954
                                                           -----------
COMMON STOCKS (35.7%)
                         CONSUMER DISCRETIONARY (7.1%)
               5,600     EchoStar Communications Corp.         165,592
              14,200     H&R Block, Inc.                       340,516
               9,000     Home Depot, Inc.                      343,260
               6,000     Office Depot, Inc.#                   178,200
               3,700     Reebok International, Ltd.            209,309
               6,310     Starbucks Corp.#                      316,131
               5,000     Tiffany & Co.                         198,850
              17,500     Walt Disney Company/\                 422,275
               7,300     YUM! Brands, Inc.                     353,393
                                                           -----------
                                                             2,527,526
                                                           -----------
                         CONSUMER STAPLES (0.5%)
              15,000     Del Monte Foods Company#              160,950
                                                           -----------
                         ENERGY (4.2%)
               2,350     Anadarko Petroleum Corp.              225,012
               5,000     Forest Oil Corp.#/\                   260,500
               2,750     Nabors Industries, Ltd.#              197,533
              10,000     Noble Energy, Inc.                    469,000
               7,666     XTO Energy, Inc.                      347,423
                                                           -----------
                                                             1,499,468
                                                           -----------
                         FINANCIALS (3.3%)
               3,000     Allstate Corp.                        165,870
               1,100     BlackRock, Inc./\                      97,482
               3,000     Goldman Sachs Group, Inc.             364,740
               1,500     Legg Mason, Inc.                      164,535
               2,940     Prudential Financial, Inc.            198,626
               5,000     Washington Mutual, Inc./\             196,100
                                                           -----------
                                                             1,187,353
                                                           -----------
                         HEALTH CARE (6.4%)
               1,700     Alcon, Inc./\                         217,396
               3,700     Gilead Sciences, Inc.#                180,412
               9,400     HCA, Inc.                             450,448
              10,000     King Pharmaceuticals, Inc.#           153,800
              16,600     UnitedHealth Group, Inc.              932,920
               4,788     WellPoint, Inc.#                      363,026
                                                           -----------
                                                             2,298,002
                                                           -----------
                         INDUSTRIALS (3.7%)
               6,000     Boeing Company                        407,700
              10,000     Burlington Northern Santa Fe
                         Corp.                                 598,000
               1,300     L-3 Communications Holdings           102,791
               6,000     Raytheon Company                      228,120
                                                           -----------
                                                             1,336,611
                                                           -----------
                         INFORMATION TECHNOLOGY (10.0%)
              17,300     Autodesk, Inc.                        803,412
               6,500     Fair Isaac Corp./\                    291,200
               9,500     Infosys Technologies, Ltd.            705,660
               9,700     LSI Logic Corp.#                       95,545
              15,800     Microsoft Corp.                       406,534
              12,716     Motorola, Inc.                        280,897

    NUMBER OF
     SHARES                                    VALUE
-----------------------------------------------------
     32,000     Nokia Corp.               $   541,120
     12,000     Novell, Inc.#/\                89,400
     11,250     NVIDIA Corp.#                 385,650
                                          -----------
                                            3,599,418
                                          -----------
                MATERIALS (0.5%)
      2,400     Martin Marietta Materials,    188,304
                                          -----------
                Inc./\
                TOTAL COMMON
                STOCKS
                (Cost $10,058,832)         12,797,632
                                          -----------


  PRINCIPAL
    AMOUNT                                    VALUE
-----------------------------------------------------

SHORT-TERM INVESTMENT (2.8%)
 $1,012,000     Citigroup, Inc.
                3.730%, 10/03/05
                (Cost $1,011,786)           1,011,786
                                          -----------


    NUMBER OF
     SHARES                                    VALUE
-----------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN
(22.2%)
  7,944,862     Bank of New York
                Institutional
                Cash Reserve Fund
                current rate 3.861%
                (Cost $7,944,862)           7,944,862
                                         ------------

TOTAL INVESTMENTS (122.5%)
(Cost $38,688,451)                         43,926,446
                                         ------------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-22.2%)                 (7,944,862)
                                         ------------
LIABILITIES, LESS OTHER ASSETS
(-0.3%)                                      (110,387)
                                         ------------
NET ASSETS (100.0%)                      $ 35,871,197
                                         ------------


NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another
         QIB), or the security must be registered for public sale. At September 30, 2005, the market value of 144A securities that could not be exchanged to the registered form is $2,632,801 or 7.3 % of net assets.

#        Non-income producing security.

/\       Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at September 30, 2005.


                See accompanying Notes to Schedule of Investments

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Portfolio, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Portfolio may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Portfolio's pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Portfolio's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.


OPTION TRANSACTIONS. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of September 30, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at September 30, 2005 was as follows:


Cost basis of investments                                            $38,811,772
                                                                     -----------
Gross unrealized appreciation                                          5,583,403
Gross unrealized depreciation                                           (468,729)
                                                                     -----------
Net unrealized appreciation (depreciation)                           $ 5,114,674
                                                                     -----------


NOTE 3

SECURITIES LENDING. For the six months ended September 30, 2005 the Portfolio loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio may pay reasonable fees to persons unaffiliated with the Portfolio for services in arranging these loans. The

Portfolio has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Portfolio lends securities. At September 30, 2005, the Portfolio had securities valued at $7,757,295 that were on loan to broker-dealers and banks and $7,944,862 in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

 (a) Certification of Principal Executive Officer.

 (b) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:  /s/ John P. Calamos, Sr.
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Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  November 22, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisor Trust

By:  /s/ John P. Calamos, Sr.
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Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  November 22, 2005

By:  /s/ Patrick H. Dudasik
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Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  November 22, 2005